UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02527

Deutsche Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio as of April 30, 2018 (Unaudited)

Deutsche Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 20.5%
Bank of Montreal:
1-month LIBOR plus 0.200%, 2.094% *, 7/12/2018	8,000,000	8,000,000
1-month LIBOR plus 0.250%, 2.147% *, 1/11/2019	8,500,000	8,500,000
Bank of Nova Scotia, U.S. Federal Funds Effective Rate plus 0.500%, 2.2% *, 11/28/2018	5,000,000	5,000,000
Canadian Imperial Bank of Commerce:
1-month LIBOR plus 0.170%, 2.064% *, 7/12/2018	5,000,000	5,000,000
1-month LIBOR plus 0.190%, 2.088% *, 5/22/2018	8,425,000	8,425,000
Citibank NA, 1-month LIBOR plus 0.160%, 2.054% *, 7/18/2018	8,500,000	8,500,000
DNB Bank ASA, 1-month LIBOR plus 0.300%, 2.198% *, 10/22/2018	3,000,000	3,000,000
Nordea Bank AB:
1-month LIBOR plus 0.220%, 2.115% *, 2/8/2019	12,000,000	12,000,000
3-month LIBOR plus 0.220%, 2.307% *, 3/14/2019	5,000,000	5,000,000
Oversea-Chinese Banking Corp., Ltd., 2.15%, 6/6/2018	10,500,000	10,500,000
Royal Bank of Canada, 1-month LIBOR plus 0.300%, 2.2% *, 11/27/2018	7,000,000	7,000,000
Skandinaviska Enskilda Banken AB, 1-month LIBOR plus 0.310%, 2.207% *, 10/19/2018	7,500,000	7,500,000
State Street Bank & Trust Co., 1-month LIBOR plus 0.120%, 2.015% *, 5/8/2018	7,000,000	7,000,000
Swedbank AB, 1-month LIBOR plus 0.350%, 2.245% *, 10/9/2018	7,500,000	7,500,000
U.S. Bank NA, 2.101%, 9/27/2018	11,000,000	11,000,000
Wells Fargo Bank NA:
1-month LIBOR plus 0.160%, 2.047% *, 8/1/2018	14,500,000	14,500,000
1-month LIBOR plus 0.250%, 2.145% *, 1/9/2019	10,000,000	10,000,000
1-month LIBOR plus 0.450%, 2.337% *, 12/6/2018	10,494,000	10,494,000
Westpac Banking Corp., U.S. Federal Funds Effective Rate plus 0.500%, 2.2% *, 2/22/2019	7,500,000	7,500,000
Total Certificates of Deposit and Bank Notes (Cost $156,419,000)		156,419,000
Commercial Paper 38.4%
Issued at Discount ** 24.6%
Antalis SA, 2.413%, 7/2/2018	7,500,000	7,469,258
Bank Nederlandse Gemeenten NV, 144A, 1.825%, 5/31/2018	5,000,000	4,992,500
Barclays U.S. CCP Funding LLC, 2.433%, 7/9/2018	7,000,000	6,967,800
Bunge Asset Funding Corp., 144A, 1.977%, 5/1/2018	16,663,000	16,663,000
Coca-Cola Co., 144A, 1.46%, 8/13/2018	8,000,000	7,966,720
Danske Corp., 144A, 2.068%, 5/7/2018	4,000,000	3,998,640
DCAT LLC, 2.149%, 5/24/2018	3,000,000	2,995,937
DNB Bank ASA, 144A, 2.636%, 8/24/2018	572,000	567,249
Kells Funding LLC:
1.967%, 5/4/2018	12,500,000	12,497,979
2.332%, 7/12/2018	10,250,000	10,202,850
Nordea Bank AB, 144A, 1.921%, 7/18/2018	5,000,000	4,979,471
Ontario Teachers Finance Trust, 144A, 1.48%, 5/1/2018	7,006,000	7,006,000
Prudential Financial, Inc., 144A, 1.926%, 5/1/2018	20,000,000	20,000,000
Sanofi SA, 144A, 1.825%, 5/4/2018	5,000,000	4,999,250
Societe Generale SA, 144A, 2.129%, 5/31/2018	14,500,000	14,474,625
Starbird Funding Corp., 144A, 2.383%, 7/9/2018	7,500,000	7,466,219
Swedbank AB, 1.937%, 7/26/2018	5,000,000	4,977,186
Trinity Health Corp., 1.795%, 5/4/2018	27,500,000	27,495,944
United Overseas Bank Ltd.:
144A, 2.332%, 8/31/2018	12,000,000	11,906,466
144A, 2.433%, 8/10/2018	10,000,000	9,932,667
		187,559,761
Issued at Par * 13.8%
Australia & New Zealand Banking Group Ltd., 144A, 1-month LIBOR plus 0.300%, 2.196%, 9/13/2018	8,500,000	8,500,000
BNZ International Funding Ltd.:
144A, 1-month LIBOR plus 0.180%, 2.075%, 7/9/2018	14,500,000	14,500,000
144A, 1-month LIBOR plus 0.440%, 2.331%, 10/5/2018	6,876,000	6,876,000
Collateralized Commercial Paper II Co., LLC, 144A, 1-month LIBOR plus 0.210%, 2.105%, 7/18/2018	5,000,000	5,000,000
Commonwealth Bank of Australia, 144A, 1-month LIBOR plus 0.290%, 2.188%, 2/22/2019	4,000,000	4,000,000
HSBC Bank PLC:
144A, 1-month LIBOR plus 0.210%, 2.111%, 10/29/2018	12,000,000	12,000,000
144A, 1-month LIBOR plus 0.290%, 2.184%, 2/12/2019	10,000,000	10,000,000
ING U.S. Funding LLC:
1-month LIBOR plus 0.190%, 2.077%, 8/1/2018	9,750,000	9,748,917
1-month LIBOR plus 0.240%, 2.123%, 5/4/2018	8,500,000	8,500,078
Oversea-Chinese Banking Corp., Ltd.:
144A, 1-month LIBOR plus 0.150%, 2.045%, 6/7/2018	8,500,000	8,500,000
144A, 1-month LIBOR plus 0.180%, 2.076%, 8/13/2018	8,000,000	8,000,000
Westpac Banking Corp., 144A, 1-month LIBOR plus 0.230%, 2.113%, 1/4/2019	10,000,000	10,000,000
		105,624,995
Total Commercial Paper (Cost $293,184,756)		293,184,756
Short-Term Notes 1.6%
Svenska Handelsbanken AB, 2.5%, 1/25/2019	5,000,000	4,999,837
Wal-Mart, Inc., 5.498% *, 6/1/2018	7,500,000	7,526,760
Total Short-Term Notes (Cost $12,526,597)		12,526,597
Variable Rate Demand Notes *** 23.3%
Arizona, State Health Facilities Authority, Banner Health:
Series F, 1.72%, 5/7/2018, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Series G, 1.72%, 5/7/2018, LOC: Wells Fargo Bank NA	3,080,000	3,080,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project:
"I", Series A1, 1.8%, 5/7/2018, LIQ: Federal Home Loan Bank	3,815,000	3,815,000
"I", Series A-2, 1.8%, 5/7/2018, SPA: Federal Home Loan Bank	15,000,000	15,000,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.82%, 5/7/2018, LOC: Northern Trust Co.	1,000,000	1,000,000
Issaquah Gateway SR Development LLC, Sereis A, 1.85%, 5/3/2018	9,500,000	9,500,000
Jets Stadium Development, 144A, 1.9%, 5/7/2018	22,735,000	22,735,000
Michigan, State Finance Authority Revenue, Series C, 1.84%, 5/7/2018, LOC: Bank of Montreal	10,050,000	10,050,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-69, 144A, 1.9%, 5/7/2018, LOC: Royal Bank of Canada	3,550,000	3,550,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series G, 1.6%, 5/1/2018, GTY: Chevron Corp.	7,900,000	7,900,000
Series K, 1.6%, 5/1/2018, GTY: Chevron Corp.	21,815,000	21,815,000
Nevada, State Housing Division, Sonoma Palms LP, AMT, 1.78%, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	2,600,000	2,600,000
New York, State Housing Finance Agency, 505 West 37 LLC, Series B, 1.72%, 5/1/2018, LOC: Landesbank Hessen-Thuringen	14,000,000	14,000,000
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates, Senior Lien, Series C, 1.85%, 5/7/2018, LOC: TD Bank NA	9,575,000	9,575,000
Pennsylvania, Emmaus General Authority, Series D-24, 1.76%, 5/7/2018, LOC: U.S. Bank NA	6,100,000	6,100,000
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Series B-2, 1.72%, 5/7/2018, LOC: TD Bank NA	1,250,000	1,250,000
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 1.73%, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	5,585,000	5,585,000
University of California, State Revenues, Series Z-1, 1.76%, 5/7/2018	37,900,000	37,900,000
Total Variable Rate Demand Notes (Cost $177,355,000)		177,355,000
Repurchase Agreements 16.0%
JPMorgan Securities, Inc., 2.54%, dated 4/27/2016, to be repurchased at $31,744,133 on 7/30/2018 (a) (b)	30,000,000	30,000,000
Wells Fargo Bank NA, 1.74%, dated 4/30/2018, to be repurchased at $91,704,432 on 5/1/2018 (c)	91,700,000	91,700,000
Total Repurchase Agreements (Cost $121,700,000)		121,700,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $761,185,353)	99.8	761,185,353
Other Assets and Liabilities, Net	0.2	1,406,632
Net Assets	100.0	762,591,985

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of April 30, 2018.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2018. Maturity date reflects the earlier of demand date or stated maturity date.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
621,427	CIT Education Loan Trust	2.376	3/25/2042	601,673
7,125,000	Drive Auto Receivables Trust	2.75-4.59	1/17/2023-9/15/2023	7,142,067
7,949,238	Educational Funding Co., LLC	2.61	10/25/2029	11,715,531
22,461	LB-UBS Commercial Mortgage Trust	6.114	7/15/2040	22,528
1,614,885	PHEAA Student Loan Trust	2.847	11/25/2065	1,650,182
9,926,334	SLM Student Loan Trust	2.83	1/26/2026	9,954,817
Total Collateral Value				31,086,798

(b)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of April 30, 2018. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
40,575,222	Federal Home Loan Mortgage Corp.	2.944-4.5	11/1/2032-3/1/2048	40,505,121
53,236,685	Federal National Mortgage Association	2.625-4.0	2/1/2033-4/1/2048	53,028,879
Total Collateral Value				93,534,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (d)	$—	$639,485,353	$—	$639,485,353
Repurchase Agreements	—	121,700,000	—	121,700,000
Total	$—	$761,185,353	$—	$761,185,353

There have been no transfers between fair value measurement levels during the period ended April 30, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	June 21, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2018